Loans and borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of borrowings [text block] [Abstract]
Schedule of loans and borrowings
	June 30 2021 £’000	December 31 2020 £’000
Current
Stocking loans	116,155	86,709
Mortgages	523	1,368
Lease liabilities	14,125	6,540
	130,803	94,617
Non-current
Mortgages	1,776	2,126
Lease liabilities	46,702	41,508
	48,478	43,634
Total loans and borrowings	179,281	138,251

	December 31 2020	December 31 2019	December 31 2018
	£‘000	£‘000	£‘000
Current
Stocking loans	86,709	32,477	—
Mortgages	1,368	—	—
Lease liabilities	6,540	1,510	—
	94,617	33,987	—
Non-Current
Mortgages	2,126	—	—
Lease liabilities	41,508	4,358	—
	43,634	4,358	—
Total loans and borrowings	138,251	38,345	—

Schedule of movements in lease liabilities
Loans and Borrowings
£‘000
As at December 31, 2018	—

Additions	6,496
Accretion of interest	65
Payments	(693)
As at December 31, 2019	5,868

Additions	19,850
Acquisition of a subsidiary	27,972
Accretion of interest	652
Payments	(6,294)
As at December 31, 2020	48,048